Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 12,698	$ 3,659	$ 32,425	$ 9,794	$ 13,220	$ 20,180	$ 20,843
Non-Current Assets	43,945		43,945		29,631
Canada
Disclosure of geographical areas [line items]
Revenue	6,243	2,418	16,774	6,082
Non-Current Assets	34,506		34,506		26,041
United States
Disclosure of geographical areas [line items]
Revenue	6,139	1,241	14,740	3,712
Non-Current Assets	6,433		6,433		3,590
China
Disclosure of geographical areas [line items]
Revenue	316	$ 0	911	$ 0
Non-Current Assets	2,602		2,602		0
Indonesia
Disclosure of geographical areas [line items]
Non-Current Assets	$ 404		$ 404		$ 0